Schedule H, Line 4i - Schedule of Assets - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	52-0408290
Plan number	004
Notes receivable from participants	$ 14,961,576
Total Investments	$ 1,048,141,152
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 124,767,937
Common and Collective Funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	619,812,795
Mutual funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	288,598,844
Investment, Identifier [Axis]: Dodge & Cox | Dodge & Cox Income Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	13,860,910
Investment, Identifier [Axis]: Dodge & Cox | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	26,545,442
Investment, Identifier [Axis]: McCormick & Company, Inc. | Common Stock
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	123,083,490
Investment, Identifier [Axis]: SEI Trust Company | Galliard Stable Return Fund PI
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	52,260,214
Investment, Identifier [Axis]: SEI Trust Company | Short-Term Investment Money Market Fund A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	1,684,447
Investment, Identifier [Axis]: State Street Global Advisors | Russell Small Mid Cap Index Class II Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	51,978,969
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Structured Research Trust F CIT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	81,116,311
Investment, Identifier [Axis]: Vanguard Group | Vanguard Institutional Index Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	205,176,141
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	5,752,248
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	37,453,536
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	43,659,226
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	72,482,595
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	42,250,838
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	74,006,288
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	55,287,076
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	34,855,341
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	21,781,744
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	9,265,666
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	1,629,452
Investment, Identifier [Axis]: Vanguard Group | Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	10,292,578
Investment, Identifier [Axis]: Vanguard Group | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	19,158,430
Investment, Identifier [Axis]: Vanguard Group | Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	23,857,921
Investment, Identifier [Axis]: William Blair | William Blair Small-Mid Cap Core Collective Investment Trust
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 25,740,713